Segment and Geographic Information (Tables)	9 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Summary of Revenue by Geographic Area

The Company allocates, for the purpose of geographic data reporting, its revenue based upon the location of the contracting subsidiary. Total revenue by geographic area was as follows (in thousands):

	Three months ended December 31,		Nine months ended December 31,
	2016	2015	2016	2015
Revenue:
United States	$24,034	$16,262	$64,445	$43,982
United Kingdom	15,160	14,395	45,427	41,506
South Africa	7,336	5,544	19,735	17,206
Other	1,803	929	4,547	2,271
Total revenue	$48,333	$37,130	$134,154	$104,965

Summary of Property and Equipment, Net by Geographic Location

Property and equipment, net by geographic location consists of the following (in thousands):

	At December 31,	As of March 31,
	2016	2016
United States	$14,724	$11,363
United Kingdom	8,358	7,677
Australia	3,585	2,886
South Africa	3,073	2,569
Other	384	311
Total	$30,124	$24,806